Advertising Expenses (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advertising Expenses [Abstract]
Advertising expenses	$ 188.6	$ 101.6	$ 42.3
Advertising expenses charged from Sohu	$ 10.4	$ 13.4	$ 14.0